ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31,
	2022	2021
Accounts receivable	$1,624,809	$1,074,137
Less: allowance for doubtful accounts	—	—
	$1,624,809	$1,074,137